As filed with the Securities and Exchange Commission on September 29, 2025
File Nos. 333-288342

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒
(Check appropriate box or boxes.)

Diamond Hill Funds
(Exact Name of Registrant as Specified in Charter)

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (888) 226-5595
Thomas E. Line, Diamond Hill Funds
325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Please send copies of all communications to:
Michael V. Wible, Esq.
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101
(614) 469-3200

Approximate Date of Proposed Public Offering: It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE
This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Diamond Hill Funds is being made for the purpose of filing the final tax opinion as Exhibit 99.12, to Part C of the Registration Statement. Parts A and B of this Registration Statement are incorporated by reference to the definitive combined Information Statement/Prospectus and Statement of Additional Information filed on EDGAR on August 1, 2025 (SEC Accession No. 0001032423-25-000009).

DIAMOND HILL FUNDS
PART C. OTHER INFORMATION

ITEM 15.    INDEMNIFICATION
(a) Article VI of the Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:
SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its past, present and future Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, criminal, administrative or investigative, and any appeal therefrom, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.
SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.
SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.
SECTION 6.7 LIABILITY OF THIRD PERSONS DEALING WITH TRUSTEES.. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.
(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement (“Agreement”), the Underwriter has agreed to indemnify, defend, and hold the Registrant, its affiliates, and each of their respective trustees, officers, employees, representatives, and any person who controls or previously controlled the Registrant within the meaning of Section 15 of the 1933 Act, (collectively, the “Registrant Indemnitees”) free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fees incurred in connection therewith) (collectively, “Losses”) that any Registrant Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise arising out of or based upon (i) the Underwriter’s breach of any of its obligations, representations, warranties or covenants contained in the Agreement; (ii) the Underwriter’s failure to comply with any applicable securities laws or regulations; or (iii) any claim that the Registration Statement, Prospectus, sales literature and advertising materials or other information filed or made public by the Registrant (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon and in conformity with information furnished to the Registrant by the Underwriter in writing. In no event shall anything contained in the Agreement be so construed as to protect the Registrant against any liability to the Underwriter to which the Registrant would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Agreement or by reason of its reckless disregard of its obligations under the Agreement.
(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.    EXHIBITS

(1)	Articles of Incorporation.

Copy of Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust dated May 22, 2025, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 90, is hereby incorporated by reference.

(2)	By-Laws.

Copy of Amended and Restated By-Laws, dated as of November 14, 2018, which was filed as an Exhibit to the Registrant’s Post Effective Amendment No. 69, is hereby incorporated by reference.

(3)	Voting Trust Agreements. - Not Applicable

(4)	Agreement and Plan of Reorganization

Copy of Agreement and Plan of Reorganization date May 22, 2025, which was filed as Exhibit A to the Combined Prospectus/Information Statement in Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(5)	Instruments Defining Rights of Security Holders.
None other than in Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust and By-Laws.

(6)	Investment Advisory Contracts.

(i)
Copy of Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011 with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(ii)
Copy of Amended Exhibit A, dated as of August 21, 2025, to the Registrant's Amended and Restated Investment Management Agreement dated as of November 17, 2011 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 93, is hereby incorporated by reference.

(7)	Underwriting Contracts.

(i)
Copy of Registrant's ETF Distribution Agreement dated August 21, 2025 with Foreside Financial Services, LLC, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 93, is hereby incorporated by reference.

(8)	Bonus or Profit Sharing Contracts.
None.

(9)	Custodian Agreements.

(i)
Copy of Registrant’s Master Custodian Agreement and Fee Schedule with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(ii)
Copy of Amendment, dated February 21, 2023, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 82, is hereby incorporated by reference.

(iii)
Copy of Amendment, dated August 22, 2025 to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 93, is hereby incorporated by reference.

(10)	Rule 12b-1 Plans and Rule 18f-3 Plans.

None

(11)
Legal Opinion and consent of Thompson Hine LLP dated June 20, 2025, which was filed as an Exhibit to the Registrant's Registration Statement on N-14 as filed with the Securities and Exchange Commission on June 26, 2025, is hereby incorporated by reference.

(12)	Copy of Tax Opinion and Consent of Thompson Hine LLP dated September 26, 2025, is hereby filed herewith.

(13)	Other Material Contracts.

(i)
Copy of Registrant’s Amended and Restated Administrative and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(ii)
Copy of Amendment dated February 20, 2014 to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011, and May 23, 2013 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(iii)
Copy of Amended Schedule B, dated as of February 28, 2018, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(iv)
Copy of Administrative Services Agreement, dated August 21, 2025, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 93, is hereby incorporated by reference.

(v)
Copy of ETF Master Services Agreement dated August 21, 2025, with Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 93, is hereby incorporated by reference.

(vi)
Copy of Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(vii)
Copy of Third Amendment, dated April 6, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(viii)
Copy of Fourth Amendment, dated July 8, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(ix)
Copy of Ninth Amendment, dated February 14, 2019, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

(x)
Copy of Fifteenth Amendment, dated August 21, 2024, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 85, is hereby incorporated by reference.

(xi)
Copy of Sixteenth Amendment, dated May 22, 2025, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed with Registrant's Pre-Effective Amendment No. 1, dated July 29, 2025, is hereby incorporated by reference.

(xii)
Copy of Seventeenth Amendment, dated August 21, 2025, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 93, is hereby incorporated by reference.

(xiii)
Copy of Fund of Funds Investment Agreement dated January 19, 2022, with State Street Bank Navigator Securities Lending Trust, which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 81, is hereby incorporated by reference.

(xiv)
Copy of Amended and Restated Fund of Funds Investment Agreement dated July 23, 2025, with State Street Bank Navigator Securities Lending Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 93, is hereby incorporated by reference.

(xv)
Copy of Transfer Agency Services Agreement dated August 21, 2025, with State Street Bank and Trust Company, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 93, is hereby incorporated by reference.

(14) Other Opinion.
Consent of Cohen & Company, Ltd. previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 93, is hereby incorporated by reference.

(15)	Omitted Financial Statements. None

(16)
Powers of Attorney for Trustees which were filed as an Exhibit to the Registrant's Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on June 26, 2025, are hereby incorporated by reference.

(17)	Additional Exhibits. None

ITEM 17. UNDERTAKINGS
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization upon the closing of the reorganization and within a reasonable time after receipt of such opinion.

EXHIBIT INDEX

Exhibit Number        Description

12	Copy of Tax Opinion and Consent of Thompson Hine LLP dated September 26, 2025

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act"), as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its registration statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and the State of Ohio on September 29, 2025.

DIAMOND HILL FUNDS

By:	/s/ Thomas E. Line
Thomas E. Line

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Thomas E. Line	President	September 29, 2025
Thomas E. Line

/s/ Julie A. Roach	Treasurer	September 29, 2025
Julie A. Roach

Anthony J. Ghoston*	Trustee	September 29, 2025
Anthony J. Ghoston

Tamara L. Fagely*	Trustee	September 29, 2025
Tamara L. Fagely

Jody T. Foster*	Trustee	September 29, 2025
Jody T. Foster

Nancy M. Morris*	Trustee	September 29, 2025
Nancy M. Morris

John T. Kelly-Jones*	Trustee	September 29, 2025
John T. Kelly-Jones

*By:	/s/ Thomas E. Line
Thomas E. Line
Executed by Thomas E. Line
on behalf of those indicated pursuant to Powers of Attorney